Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Non-current assets
Property, plant and equipment	$ 886	₨ 73,835	₨ 45,843
Right-of-use assets	1,920	160,037	200,760
Intangible assets and goodwill	10,960	913,434	778,963
Prepayments and other assets	9	755	1,177
Other financial assets	288	24,039	49,864
Term deposits	1,646	137,169	6,158
Other non-financial assets	2,490	207,555	195,491
Deferred tax assets	131	10,932	11,086
Total non-current assets	18,330	1,527,756	1,289,342
Current assets
Inventories	1	53	76
Trade and other receivables	55,642	4,637,243	3,061,210
Prepayments and other assets	17,853	1,487,861	951,924
Income tax recoverable	4,074	339,317	308,716
Other current financial assets	1,619	134,930	68,997
Term deposits	31,445	2,620,655	581,217
Cash and cash equivalents	20,902	1,741,950	503,601
Total current assets	131,536	10,962,009	5,475,741
Total assets	149,866	12,489,765	6,765,083
Equity
Share capital	10	857	850
Share premium	246,118	20,511,478	20,388,799
Treasury shares	(2,666)	(222,152)	(11,219)
Other capital reserve	4,544	378,695	281,394
Accumulated deficit	(243,180)	(20,266,628)	(19,921,095)
Non-controlling interest reserve	60,383	5,032,282
Foreign currency translation reserve	(553)	(46,059)	(31,034)
Total equity attributable to equity holders of the Company	64,656	5,388,473	707,695
Total non-controlling interest	28,459	2,371,799	11,624
Total equity	93,115	7,760,272	719,319
Non-current liabilities
Borrowings	1,376	114,677	19,274
Deferred tax liabilities	56	4,669	7,150
Employee benefits	670	55,850	40,747
Lease liabilities	1,973	164,418	203,393
Total non-current liabilities	4,075	339,614	270,564
Current liabilities
Borrowings	6,282	523,515	2,333,378
Trade and other payables	31,295	2,608,087	2,176,353
Employee benefits	496	41,307	56,020
Deferred revenue	40	3,360	45,721
Income taxes payable	3	251	31,850
Lease liabilities	616	51,324	47,835
Other financial liabilities		418,969	417,014
Other financial liabilities	5,027	418,968	417,014
Other current liabilities	8,917	743,066	667,029
Total current liabilities	52,676	4,389,879	5,775,200
Total liabilities	56,751	4,729,493	6,045,764
Total equity and liabilities	$ 149,866	₨ 12,489,765	₨ 6,765,083